SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares
Issued and fully paid ordinary shares of €0.07 each [A]

	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2021	4,101,239,499	3,706,183,836	345	306	651
Repurchases of shares	—	(123,290,882)	—	(10)	(10)
At December 31, 2021	4,101,239,499	3,582,892,954	345	296	641
At January 1, 2020	4,151,787,517	3,729,407,107	349	308	657
Repurchases of shares	(50,548,018)	(23,223,271)	(4)	(2)	(6)
At December 31, 2020	4,101,239,499	3,706,183,836	345	306	651
[A] Share capital at December 31, 2021, and 2020, also included 50,000 issued and fully paid sterling deferred shares of £1 each.